BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
BORROWINGS

20 BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2013	2014
	RMB	RMB
Short-term bank borrowings	1,803,593,927	2,566,366,459
Long-term bank borrowings—current portion	171,000,000	40,500,000
Total short-term borrowings	1,974,593,927	2,606,866,459

The short-term bank borrowings outstanding as of December 31, 2013 and 2014 carried a weighted average interest rate of 5.28% and 4.78% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2014 were borrowings of RMB21,413,994 and RMB1,156,364,658 which are denominated and repayable in EURO and USD, respectively.

As of December 31, 2014, the Group had a short-term bank borrowing of RMB94,901,516 from Jiangxi Heji Investment Co., Ltd. which were interest free and without definite repayment term.

As of December 31, 2014, the Group had short-term bank borrowings of RMB583,129,627 which were credit loans. The remaining short-term bank borrowings of RMB1,888,335,316 were either guaranteed by other parties and/or collateralized on the Group's assets, detailed as following:

•	Borrowings of RMB419,240,000 guaranteed by Jiangxi Jinko, RMB48,930,650 guaranteed by Jiangxi Import & Export, and RMB82,818,738 guaranteed by a third party respectively.

•	Borrowings of RMB 96,267,150 collateralized on bank acceptance notes and letter of guarantee. The net value of the bank acceptance notes under pledge were RMB55,000,000.

•	Borrowings of RMB19,000,000 collateralized on accounts receivables of a Group's subsidiary worth of RMB19,000,000.

•	Borrowings of RMB28,949,786 collateralized on third party's equipment and land use right, and also guaranteed by the Shareholders.

•	Borrowings of RMB50,000,000 collateralized on the Group's inventory. The net book value of the inventory was RMB139,414,527.

•	Borrowings of RMB110,000,000 collateralized on the Group's land use right. The net book value of the land use right was RMB 96,613,507.

•	Borrowings of RMB1,033,128,992 collateralized on the Group's certain building and equipment, including RMB558,378,898 which were also collateralized on the Group's certain land use rights, RMB224,000,000 were also collateralized on the Group's certain inventory. In addition, included in these borrowings there were borrowings of RMB466,014,161 guaranteed by the Shareholders, RMB168,110,161 guaranteed by Zhejiang Jinko, RMB493,539,933 guaranteed by Jiangxi Jinko, RMB80,000,000 guaranteed by Jiangxi Import & Export. The net book value of the land use right, building, equipment and inventory was RMB159,272,071, RMB352,598,628, RMB1,435,837,527, and RMB61,000,000 respectively as of December 31, 2014.

(b) Long-term borrowings

	As of December 31,
	2013	2014
	RMB	RMB
Long-term bank borrowings	533,000,000	997,000,000
Less: Current portion	(171,000,000)	(40,500,000)
Total long-term borrowings	362,000,000	956,500,000

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2015	40,500,000
2016	50,000,000
Thereafter	906,500,000
Total	997,000,000

In 2013, the Group entered into a loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) for a three-years loan in the principle amount of RMB 8,000,000. In 2013, Jiangxi Jinko received RMB 8,000,000 proceeds which were interest free. The borrowing was collateralized on stock rights of Jiangxi Jinko, which was hold by Jinko Technology.

In 2013 and 2014, the Group entered into loan agreements for an aggregate principle amount of RMB995 million for the term of 15 years with China Development Bank to develop power plant projects, which was repayable in installments from May 2013 to April 2032. As of December 31, 2014, the balance of these borrowings was RMB989,000,000, including 40,500,000 which will due in 2015. The loan carries a variable interest rate that is determined with reference to the prevailing base lending rate set by People's Bank of China. The effective interest rate of the borrowing was 6.68% as of December 31, 2014. Interest is payable quarterly. The borrowing was collateralized on certain of the Group's solar power project assets, accounts receivable, and also guaranteed by a Shareholder, Jinko Power Co., Ltd. and a subsidiary of Jinkosolar Holding. The net book value of solar power project assets and accounts receivable collateralized were RMB1,153,898,024 and RMB150,694,054, respectively, as of December 31, 2014. The borrowing was also collateralized on the equity interests of certain of the Group's subsidiaries of which the total net assets were RMB455,098,347.